As filed with the Securities and Exchange Commission on November 23, 2011

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☐	Post-Effective Amendment No.

METROPOLITAN SERIES FUND, INC.*

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (617) 578-4036

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Michael P. Lawlor

501 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies of All Correspondence to:

John M. Loder, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class A Shares of capital stock, par value $.01 per share, of the Registrant’s MetLife Stock Index Portfolio.

The Registrant has registered an indefinite amount of its shares under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940, as amended. No filing fee is due because of reliance on Section 24(f).

It is proposed that this filing will become effective on December 23, 2011 pursuant to Rule 488 of the Securities Act of 1933.

*  On behalf of its MetLife Stock Index Portfolio

MET INVESTORS SERIES TRUST

5 Park Plaza, Suite 1900, Irvine, California 92614

Dear Life Insurance Policy and Annuity Contract Owners:

Met Investors Series Trust will hold a special meeting of shareholders of the Batterymarch Growth and Income Portfolio (the “Batterymarch Portfolio”) on February 24, 2012 at 10:00 a.m. Eastern Time at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116. At the meeting, shareholders of the Batterymarch Portfolio will be asked to consider and approve the proposed reorganization of the Batterymarch Portfolio into the MetLife Stock Index Portfolio (the “Index Portfolio”), a series of Metropolitan Series Fund, Inc. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered.

The combined Prospectus/Proxy Statement describes the proposed reorganization of the Batterymarch Portfolio into the Index Portfolio. All of the assets of the Batterymarch Portfolio would be acquired by the Index Portfolio in exchange for shares of the Index Portfolio and the assumption by the Index Portfolio of the liabilities of the Batterymarch Portfolio. Like the Batterymarch Portfolio, the Index Portfolio is currently offered only to separate accounts of Metropolitan Life Insurance Company or other affiliated insurance companies (each, an “Insurance Company” and, collectively, the “Insurance Companies”) and is advised by MetLife Advisers, LLC. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed reorganization of the Batterymarch Portfolio and the specific reasons it is being proposed.

If you are an owner of a variable life insurance or variable annuity contract issued by the separate accounts of the Insurance Companies, you are not a shareholder of the Batterymarch Portfolio, but you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the Batterymarch Portfolio attributable to your life insurance policy or annuity contract as of the close of business on November 30, 2011.

YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED VOTING INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE VIA THE INTERNET OR BY TELEPHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

Please take a few moments to review the details of the proposal. If you have any questions regarding the reorganization of the Batterymarch Portfolio, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Very truly yours,

Elizabeth M. Forget

President

[date]

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD FEBRUARY 24, 2012

MET INVESTORS SERIES TRUST

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Batterymarch Growth and Income Portfolio (the “Batterymarch Portfolio”) will be held at 10:00 a.m. Eastern Time on Friday, February 24, 2012, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the sale of the assets of the Batterymarch Portfolio to, and the assumption of the liabilities of the Batterymarch Portfolio by, the MetLife Stock Index Portfolio (the “Index Portfolio”), a series of Metropolitan Series Fund, Inc., in exchange for Class A shares of the Index Portfolio and the distribution of such shares to the shareholders of the Batterymarch Portfolio in complete liquidation of the Batterymarch Portfolio.

2.	To consider and act upon any other matters that properly come before the Meeting and any adjourned or postponed session of the Meeting.

Shareholders of record as of the close of business on November 30, 2011 are entitled to notice of and to vote at the Meeting and any adjourned or postponed session thereof.

By order of the Board of Trustees,

Michael P. Lawlor

Assistant Secretary

[date]

NOTICE: YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED VOTING INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE VIA THE INTERNET OR BY TELEPHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

PROSPECTUS/PROXY STATEMENT

                , 201

Acquisition of the Assets and Liabilities of

Batterymarch Growth and Income Portfolio

a series of Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

800-638-7732

By and in Exchange for Shares of

MetLife Stock Index Portfolio

a series of Metropolitan Series Fund, Inc.

501 Boylston Street

Boston, Massachusetts 02116

800-638-7732

INTRODUCTION

This Prospectus/Proxy Statement contains information you should know before voting on the proposed reorganization of the Batterymarch Growth and Income Portfolio (the “Batterymarch Portfolio”), a series of Met Investors Series Trust (the “Trust”), into the MetLife Stock Index Portfolio (the “Index Portfolio” and, together with the Batterymarch Portfolio, the “Portfolios”), a series of Metropolitan Series Fund, Inc. (the “Fund”), to be considered at a Special Meeting of Shareholders of the Batterymarch Portfolio (the “Meeting”), which will be held at 10:00 a.m. Eastern Time on February 24, 2012, at the offices of MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), 501 Boylston Street, Boston, Massachusetts 02116, and any adjournments or postponements thereof. Please read this Prospectus/Proxy Statement carefully and keep it for future reference.

The proposal (the “Proposal”) in this Prospectus/Proxy Statement relates to the proposed reorganization of the Batterymarch Portfolio into the Index Portfolio (the “Reorganization”). The Portfolios are each registered open-end management investment companies. The Batterymarch Portfolio’s investment objective is the long-term accumulation of principal through capital appreciation and retention of net investment income, and the Index Portfolio’s investment objective is to equal the performance of the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). Shares of each Portfolio are offered only to separate accounts established by Metropolitan Life Insurance Company (“Metropolitan Life”) or other affiliated insurance companies (each an “Insurance Company” and, collectively, the “Insurance Companies”). Each Insurance Company is the legal owner of shares of the Batterymarch Portfolio and has the right to vote those shares at the Meeting. Although being an owner of a variable life insurance or variable annuity contract (a “Contract”) issued by separate accounts of the Insurance Companies does not make you a shareholder of the Batterymarch Portfolio, you have the right to instruct your Insurance Company on how to vote at the Meeting.

If the Agreement and Plan of Reorganization relating to the Reorganization (a form of which is attached as Appendix A to this Prospectus/Proxy Statement (the “Plan”)) is approved by shareholders of the Batterymarch Portfolio and the Reorganization occurs, the Batterymarch Portfolio will transfer the assets and liabilities attributable to its Class A shares to the Index Portfolio in exchange for Class A shares of the Index Portfolio (the “Reorganization Shares”). The exchange, which will be effected on the basis of the relative net asset values of the Portfolios, will be followed immediately by the distribution of the Reorganization Shares received by the

Batterymarch Portfolio to the shareholders of the Batterymarch Portfolio in complete liquidation of the Batterymarch Portfolio. All issued and outstanding shares of the Batterymarch Portfolio will simultaneously be cancelled on the books of the Batterymarch Portfolio.

Please review the information as of May 1, 2011 about the Index Portfolio in Appendix B of this Prospectus/Proxy Statement. The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated in this Prospectus/Proxy Statement by reference (this means that such information is legally considered to be part of this Prospectus/Proxy Statement):

•	The Prospectus of the Batterymarch Portfolio dated May 1, 2011, as supplemented.

•

Audited financial statements, including any notes thereto, and the Independent registered public accounting firm’s report thereon, relating to the Batterymarch Portfolio, which are included in the Trust’s Annual Report for the year ended December 31, 2010.

•	Unaudited financial statements, including any notes thereto, relating to the Batterymarch Portfolio, which are included in the Trust’s Semiannual Report for the six-month period ended June 30, 2011.

•	The Statement of Additional Information dated , 201 , relating to the Reorganization (the “Reorganization SAI”).

Each Portfolio has previously sent its most recent Annual Report and Semiannual Report to its shareholders. For a free copy of these reports, any of the documents listed above, the Reorganization SAI, or the Index Portfolio’s current Prospectus or Statement of Additional Information, please call 1-800-638-7732 or write to the Fund at the address listed on the cover page of this Prospectus/Proxy Statement. For a free copy of the Batterymarch Portfolio’s Annual or Semiannual Report, the Batterymarch Portfolio’s Statement of Additional Information or any of the documents listed above relating to the Trust, please call 1-800-638-7732 or write to the Trust at the address listed on the cover page of this Prospectus/Proxy Statement. Text-only versions of all the Batterymarch Portfolio and Index Portfolio documents can be viewed online or downloaded from the EDGAR database on the SEC’s website at www.sec.gov.

The Trust and the Fund are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at certain of the SEC’s regional offices, including at 33 Arch Street, 23rd Floor, Boston, MA 02110; 801 Brickell Avenue, Suite 1800, Miami, FL 33131; 1801 California Street, Suite 1500, Denver, CO 80202; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; 44 Montgomery Street, Suite 2600, San Francisco, CA 94104; 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604; and The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of the Index Portfolio are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

SUMMARY OF THE REORGANIZATION

This section summarizes the primary features and consequences of the Reorganization. This summary is qualified in its entirety by reference to the information contained elsewhere in this Prospectus/Proxy Statement, the Reorganization SAI, the Prospectuses and Statements of Additional Information relating to the Portfolios, the financial statements contained in the Portfolios’ annual and semi-annual reports, and the Plan.

1.	What are the key features of the Reorganization?

The Board of Trustees of the Trust (the “Trustees”) are recommending that the Batterymarch Portfolio reorganize into the Index Portfolio. The Plan sets forth the key features of the Reorganization. A form of the Plan is attached as Appendix A to this Prospectus/Proxy Statement. The Plan generally provides for the following:

•

the transfer of all of the assets of the Batterymarch Portfolio to the Index Portfolio and the assumption by the Index Portfolio of all of the liabilities of the Batterymarch Portfolio in exchange for Class A shares of the Index Portfolio;

•	the liquidation of the Batterymarch Portfolio by distribution of Class A shares of the Index Portfolio to the Batterymarch Portfolio’s shareholders; and

•

the Reorganization will not be a taxable event for owners of Contracts that qualify as life insurance or annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”), regardless of whether the Reorganization is tax-free or taxable.

The Reorganization is currently scheduled to take place on or about April 30, 2012, or on such other date as the parties may agree.

If the shareholders of the Batterymarch Portfolio do not approve the Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of Batterymarch Portfolio.

2.	Why is the Reorganization being proposed?

The Batterymarch Portfolio’s ability to garner additional assets and achieve economies of scale over time is extremely limited due to its relative performance record and it not being offered as an investment option of any current insurance and annuity products. In addition, the management fee and total fund operating expenses for the Class A shares of the Index Portfolio immediately after the Reorganization are expected to be substantially less than those of the Class A shares of the Batterymarch Portfolio. The Reorganization also may allow the combined Portfolio to achieve operational efficiencies. Furthermore, the performance record of the Class A shares of the Index Portfolio for the one-, five-, and ten-year periods ended December 31, 2010 has been better than that of the Class A shares of the Batterymarch Portfolio (although past performance is not an indication of future results). Based on their evaluation of relevant factors, including, among others, those described above, the Trustees believe that the Reorganization is in the best interests of the Batterymarch Portfolio.

The Trustees recommend approval of the Reorganization because of the potential advantages that they believe the Reorganization offers to shareholders of the Batterymarch Portfolio. The potential advantages include the following:

•

The Index Portfolio currently pays lower management fees and total operating expenses than the Batterymarch Portfolio. As a result, management fees and total expenses for the Class A shares of the combined portfolio immediately after the Reorganization are expected to be lower than those currently experienced by the Batterymarch Portfolio.

•	It is expected that the combined portfolio will be substantially larger than the Batterymarch Portfolio immediately after the Reorganization and better able to grow in size and benefit from possible economies of scale. As of September 30, 2011, the Batterymarch Portfolio’s total net assets were approximately $220.7 million while the Index Portfolio’s total net assets were approximately $4.43 billion.

•	Shareholders of the Batterymarch Portfolio will move into a portfolio that has generally had better long-term performance (although past performance is not an indication of future results).

The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. The Fund will sell its shares on a continuous basis at net asset value only to insurance companies. The Insurance Company will keep the same separate accounts. Your Contract values will be allocated to the same separate account and that separate account will invest in the Index Portfolio after the Reorganization. After the Reorganization your Contract values will depend on the performance of the Index Portfolio rather than that of the Batterymarch Portfolio. The Batterymarch Portfolio is expected to pay for the costs of the Meeting, this proxy solicitation and any adjourned or postponed session. However, because MetLife Advisers has contractually agreed, on a permanent basis, to waive fees or reimburse expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses (collectively, “excluded expenses”)) so as to limit Total Annual Operating Expenses (other than excluded expenses) generally to the level of the Batterymarch Portfolio’s advisory fees, these costs are expected ultimately to be borne by MetLife Advisers.

Like the Batterymarch Portfolio, the Index Portfolio will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class A shares of the Index Portfolio.

Please review “Information about the Reorganization—Reasons for the Reorganization” in the Proposal section of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3.	After the Reorganization, what shares of the Index Portfolio will I own?

As current owners of Class A shares of the Batterymarch Portfolio, you will own Class A shares of the Index Portfolio. The Index Portfolio also offers Class B, Class D and Class E shares, which are not involved in the Reorganization or included in the Plan.

The new shares you receive will have the same total value as your shares of the Batterymarch Portfolio as of the close of business on the day immediately prior to the Reorganization.

4.	Will I be able to purchase, exchange and redeem shares, change my investment options, annuitize and receive distributions the same way?

The Reorganization will not affect your right to purchase, exchange and redeem shares, to change among the Insurance Company’s separate account options, to annuitize, and to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional Class A shares of the Index Portfolio. Please see Appendix B for more information on shares of the Index Portfolio, including with respect to distribution and purchase procedures, exchange rights and redemption procedures.

5.	How do the Trustees recommend that I vote?

The Trustees of the Trust, including the Trustees who are not “interested persons” (the “Disinterested Trustees”), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interests of the Batterymarch Portfolio, and that the Batterymarch Portfolio’s shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of the Batterymarch Portfolio.

THE TRUSTEES RECOMMEND THAT YOU VOTE TO APPROVE THE PLAN.

The Board of Directors of the Fund have approved the Plan on behalf of the Index Portfolio and its shareholders. A vote of the shareholders of the Index Portfolio is not required to approve the Plan or the Reorganization.

6.	How do the management fees and expenses of the Portfolios compare and what are they estimated to be following the Reorganization?

Shares of each Portfolio are sold and redeemed at a price equal to their net asset value without any sales charge. The following table allows you to compare the management fees and other expenses of the Class A shares of the Batterymarch Portfolio and the Class A shares of the Index Portfolio and to analyze the estimated expenses that the Fund expects the Index Portfolio to bear in the first year following the Reorganization. Annual Portfolio Operating Expenses are deducted from the assets of each Portfolio. They include management and administration fees, and other administrative costs, including, among other items, pricing and custody services. The Annual Portfolio Operating Expenses shown in the table below are based on the expenses incurred by each Portfolio for the fiscal year ended December 31, 2010 and on the expenses that the Fund estimates the Index Portfolio would have incurred for the twelve-month period ended June 30, 2011, after giving effect to the Reorganization on a pro forma basis assuming the Reorganization had occurred as of July 1, 2010. The expenses in the table below are expressed as a percentage of each Portfolio’s average daily net assets over the period.

Although shareholders of the Batterymarch Portfolio currently enjoy the benefit of a permanent expense limitation agreement (see footnote 2 to the table below), the Batterymarch Portfolio’s expense limitation agreement is set at rates that are above the Total Annual Operating Expenses of the Index Portfolio as shown in the table below. If the Reorganization is approved, MetLife Advisers would no longer be responsible for the expense limitation agreement described in footnote 2 to the table below.

THIS TABLE DOES NOT REFLECT ANY FEES, EXPENSES AND WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Annual Portfolio Operating Expenses

(deducted directly from assets of the Portfolio)

	Batterymarch Portfolio		Index Portfolio		Index Portfolio (pro forma)
	Class A		Class A		Class A
Management Fee (%)	0.65		0.25		0.25
Distribution and Service (12b-1) Fees (%)	None		None		None
Other Expenses (%)	0.08		0.02		0.02
Total Annual Operating Expenses (%)	0.73		0.27		0.27
Fee Waiver	(0.08	)(2)	(0.01	)(1)	(0.01	)(1)
Net Operating Expenses	0.65	(2)	0.26	(1)	0.26	(1)

(1)	MetLife Advisers has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Index Portfolio to the annual rate of 0.25% for the first $500 million of the Index Portfolio’s average daily net assets, 0.245% for the next $500 million, 0.24% for the next $1 billion and 0.235% for amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.
(2)

MetLife Advisers has contractually agreed, on a permanent basis, to waive fees or reimburse expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) so as to limit Total Annual Operating Expenses (other than acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses) of the Class A shares of the Batterymarch Portfolio to the following fee schedule:

	First $500 million of assets	Next $500 million of assets	Next $500 million of assets	Next $500 million of assets	Assets over $2 billion
Class A	0.65%	0.55%	0.50%	0.45%	0.40%

Example

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Class A shares of the Batterymarch Portfolio versus the Class A shares of the Index Portfolio and the Class A shares of Index Portfolio on a pro forma basis, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same, that the Batterymarch Portfolio’s expense limitation agreement remains the same and that the Index Portfolio’s fee waiver agreement expires after one year. The examples are for illustration only, and your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

	1 Year	3 Years	5 Years	10 Years
Batterymarch Portfolio
Class A	$66	$208	$362	$810

Index Portfolio
Class A	$27	$86	$151	$342

Index Portfolio (pro forma combined)
Class A	$27	$86	$151	$342

The above discussion of pro forma Annual Portfolio Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Index Portfolio will remain in place and (2) certain duplicative costs involved in operating the Batterymarch Portfolio are eliminated. Also, the expense ratios are based on pro forma combined average net assets for the twelve months ended June 30, 2011. Although these pro forma projections represent good faith estimates, there can be no assurance that any particular level of expenses will be achieved, because expenses depend on a variety of factors, including, among other things, the future level of Portfolio assets, many of which factors are beyond the control of the Index Portfolio or MetLife Advisers.

The Annual Portfolio Operating Expenses and the Example Expenses tables above do not reflect expenses related to a proposal to amend the Fund’s existing investment advisory agreements to permit a third-party administrator to provide administrative services to the Fund. That proposal will be voted on separately by shareholders of each series of the Fund, including the Index Portfolio, at a shareholder meeting on February 24, 2012, or at an adjournment or postponement thereof. If the Index Portfolio’s shareholders approve the proposal and the related expenses were reflected in the tables above, the “Index Portfolio (pro forma combined)” Total Annual Operating Expenses for the Class A shares (before the Fee Waiver) would be expected to increase by less than 0.005%, which is still expected to be below the total operating expenses of the Class A shares of the Batterymarch Portfolio shown in the table above. However, there can be no assurance that the Index Portfolio’s total annual operating expenses will not increase by more than 0.005% if the Portfolio retains a third-party administrator. See “Fund Unification Proposals” for more information.

7.	How do the investment objectives, principal investment strategies and policies of the Batterymarch Portfolio and the Index Portfolio compare?

The Batterymarch Portfolio’s investment objective is the long-term accumulation of principal through capital appreciation and retention of net investment income, while the Index Portfolio’s investment objective is to equal the performance of the S&P 500 Index. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Directors or Trustees, as applicable, without shareholder approval.

The principal investment strategies of the Portfolios are comparable. However, there are some differences in the Portfolios’ respective investment strategies. The Batterymarch Portfolio uses an active management style in pursuit of its investment objective, while the Index Portfolio uses a passive management style that tries to mirror the performance of the S&P 500 Index. In seeking to achieve their respective investment objectives, both Portfolios generally invest in equity securities of large market capitalization companies. Based on the current composition of the S&P 500 Index and each Portfolio’s current holdings, the Index Portfolio expects to retain immediately after the Reorganization approximately 88% of the assets held by the Batterymarch Portfolio immediately before the Reorganization (though the actual percentage may differ significantly). In addition, the Batterymarch Portfolio may invest in foreign equity securities, while the Index Portfolio does not generally make such investments a principal investment strategy, and the Index Portfolio may invest in exchange traded funds and futures contracts based on the S&P 500 Index, while the Batterymarch Portfolio does not generally make such investments a principal investment strategy.

The following table compares the Batterymarch Portfolio’s and Index Portfolio’s investment objectives and principal investment strategies, as set forth in the Prospectuses relating to the Portfolios.

Summary of Principal Investment Strategies

	Batterymarch Portfolio	Index Portfolio
Investment Objective	• Long-term accumulation of principal through capital appreciation and retention of net investment income.	• To equal the performance of the S&P 500 Index.

	Batterymarch Portfolio	Index Portfolio
Investment Policies and Strategies

•     Batterymarch Financial Management, Inc. (“Batterymarch”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process. Batterymarch uses a bottom-up, quantitative strategy based on fundamental principles. The stock selection process runs daily, ranking the relative attractiveness of liquid stocks across six dimensions: cash flow, earnings growth, expectations, value, technical and corporate signals. The process is customized by sector, and all stocks are ranked against multiple peer groups such as sector, style and size. The Portfolio is managed through a process which combines this bottom-up stock selection process with stringent risk controls and cost-efficient trading.

•     The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. MetLife Investment Advisors Company, LLC (“MLIAC”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large market capitalization. Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will generally not exactly match the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses. As of December 31, 2010, the market capitalizations of companies in the S&P 500 Index ranged from $1.6 billion to $422 billion. MLIAC, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index.[1]

•     In addition to securities of the type contained in the S&P 500 Index, the Portfolio may invest in exchange traded funds and futures contracts based on the S&P 500 Index to simulate full investment in the index while retaining liquidity, to facilitate trading or to reduce transaction costs. MLIAC may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.

• The Portfolio may invest up to 20% of its assets in foreign equity securities.

1	Investors will receive 60 days’ prior notice if the non-fundamental policy to invest at least 80% of the Index Portfolio’s net assets in stocks included in a particular stock index is going to change.

The Portfolios have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information of each of the Portfolios.

It is anticipated that a portion of the securities held by the Batterymarch Portfolio will be sold in order to comply with the policies and investment practices of the Index Portfolio in connection with the Reorganization. MetLife Advisers expects such sales to occur before the date of the Reorganization. As a result, the related transaction costs (estimated to be 0.078% of the Batterymarch Portfolio’s net assets as of September 30, 2011) will be borne by the Batterymarch Portfolio and, indirectly, by its shareholders. If sales occur after the date of the Reorganization, any transaction costs will be borne by the Index Portfolio and, indirectly, by its shareholders.

8.	How do the Portfolios’ performance records compare?

The following charts show how Class A shares of the Batterymarch Portfolio and Class A shares of the Index Portfolio have performed for the last ten years. The historical performance shown for the Batterymarch Portfolio’s Class A shares prior to May 1, 2006 is the performance of that Portfolio’s predecessor insurance company separate account managed by an entity which became an affiliate of Batterymarch in December 2005 using the same investment objective and similar investment strategies as the Batterymarch Portfolio. The separate account’s performance reflects all expenses, including Contract charges, since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Batterymarch Portfolio’s performance does not reflect Contract charges. If Contract charges had been included in the performance calculations subsequent to May 1, 2006, the numbers below would have been lower. Prior to May 1, 2006, the Portfolio was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance. With respect to the Index Portfolio, MLIAC was organized on October 3, 2006 to succeed to certain parts of the investment advisory business of its affiliate, Metropolitan Life. In connection therewith, on April 30, 2007, the Index Portfolio changed its subadviser from Metropolitan Life to MLIAC. Performance information set forth below includes results prior to these changes. Past performance is not an indication of future results.

PAST PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

Year-by-Year Total Return

These charts and tables should give you a general idea of the risks of investing in each Portfolio by showing how each Portfolio’s return has varied from year to year. They include the effects of Portfolio expenses, but do not reflect additional fees charged by separate accounts or variable insurance or annuity contracts. Returns would be lower if these charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effects of any expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower.

Batterymarch Portfolio

Highest Quarter:	3rd Quarter 2009	+14.43%
Lowest Quarter:	4th Quarter 2008	-21.09%

Year-to-date total return as of September 30, 2011 is -9.90%.

Index Portfolio

Highest Quarter:	2nd Quarter 2009	+15.85%
Lowest Quarter:	4th Quarter 2008	-21.95%

Year-to-date total return as of September 30, 2011 is -8.86%.

Average Annual Total Returns for Periods Ending December 31, 2010

The next set of tables lists the average annual total return of the Class A shares of the Batterymarch Portfolio for the one-, five- and ten-year periods (ended December 31, 2010) and the Class A shares of the Index Portfolio for the one-, five- and ten-year periods (ended December 31, 2010). These tables include the effects of portfolio expenses and compare each Portfolio’s average annual compounded total returns for each class with relevant index returns. A description of the relevant index can be found following the tables. It is not possible to invest directly in an index.

Batterymarch Portfolio	Past One Year	Past Five Years	Past Ten Years
Class A	13.71%	0.73%	0.00%
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	15.06%	2.29%	1.41%

Index Portfolio	Past One Year	Past Five Years	Past Ten Years
Class A	14.82%	2.07%	1.15%
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	15.06%	2.29%	1.41%

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

9.	How do the risks of investing in the Index Portfolio compare to the risks of investing in the Batterymarch Portfolio?

Because the two Portfolios have comparable principal investment strategies, they are subject to some of the same principal risks. They include:

Market Risk. A Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by a Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

For the Batterymarch Portfolio, there are the following additional principal risks:

Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

For the Index Portfolio, there are the following additional principal risks:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Passive Management Risk. In attempting to replicate the returns of an index, the Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

For more information on the principal risks associated with an investment in the Portfolios, please see “Principal Risks of Investing in the Portfolios” in the Proposal section of this Prospectus/Proxy Statement.

10.	Who will be the Adviser, Subadviser and Portfolio Manager of my Portfolio after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Portfolios

Oversight of the Index Portfolio and the Batterymarch Portfolio is the responsibility of the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

Adviser

MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, Inc. (“MetLife”) and the investment adviser for the Batterymarch Portfolio, has overall responsibility for the general management and administration of the Index Portfolio. See “Fund Unification Proposals” for information regarding a proposal relating to proposed changes to the provision of administrative services to the Fund. MetLife Advisers has contracted with the Subadviser (as defined below) to make the day-to-day investment decisions for the Index Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Directors relating to, as necessary, hiring and replacing subadvisers to the Index Portfolio. MetLife Advisers pays the fees of the Subadviser for the Index Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $100.5 billion as of September 30, 2011.

Subadviser

MetLife Investment Advisors Company, LLC (“MLIAC” or the “Subadviser”) is the subadviser to the Index Portfolio. MLIAC is a wholly-owned subsidiary of MetLife, a publicly-owned Delaware corporation. MLIAC also manages investment assets for certain affiliated companies and other entities. As of September 30, 2011, MLIAC managed approximately $22.8 billion in assets. MLIAC is located at 200 Park Avenue, New York, New York 10166.

Portfolio Management

Stacey Lituchy is the senior manager of the Index Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Index Portfolio. Ms. Lituchy and Messrs. Hu and Usejnoski joined MLIAC in 2007 after MLIAC was organized to succeed to certain parts of the investment advisory business of Metropolitan Life, the Index Portfolio’s former subadviser. Ms. Lituchy is a Director of MLIAC and Messrs. Hu and Usejnoski are each Associate Directors of MLIAC.

Ms. Lituchy has overseen the management of the Index Portfolio since 2004. She is also a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she assisted with the management of the pension plan of the Bristol-Myers-Squibb Company.

Mr. Hu has been a manager and trader for the Index Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski has been a manager and trader for the Index Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

Management/Subadvisory Fees

As compensation for its services to the Index Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2010, the Portfolio paid MetLife Advisers an investment advisory fee of 0.24% of the Portfolio’s average daily net assets. MetLife Advisers pays MLIAC a subadvisory fee out of its investment advisory fee.

11.	What are the federal income tax consequences of the Reorganization?

The Reorganization may be structured as either a tax-free or a taxable transaction. If the Batterymarch Portfolio and the Index Portfolio expect the Reorganization to be a tax-free reorganization, it is a condition of the Reorganization that each Portfolio receive an opinion from Ropes & Gray LLP regarding the qualification of the Reorganization as tax-free under section 368(a) of the Code, in form and substance satisfactory to the Treasurers of the Trust and Fund.

Provided that the Contracts qualify as life insurance or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for owners of Contracts, regardless of whether the Reorganization is tax-free or taxable.

It is accordingly expected that owners of Contracts will recognize no taxable gain or loss as a result of the Reorganization. For more information, see “Federal Income Tax Consequences.”

PROPOSAL

Reorganization of the Batterymarch Portfolio into the Index Portfolio

The Proposal

You are being asked to approve the Plan pursuant to which the Index Portfolio will acquire the assets and assume the liabilities of the Batterymarch Portfolio in exchange for shares of the Index Portfolio. A form of the Plan is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Plan, you are also approving the reorganization of the Batterymarch Portfolio into the Index Portfolio under the Plan.

If shareholders of the Batterymarch Portfolio do not approve the Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of Batterymarch Portfolio.

Principal Risks of Investing in the Portfolios

The value of an investment in the Portfolios may be affected by one or more of the risks identified below, any of which could cause a Portfolio’s return, the price of a Portfolio’s shares or a Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent each Portfolio from reaching its objective, which are not described here.

Investing in a Portfolio involves risk. A Portfolio may not perform as well as other investments, and it is possible for investors to lose money. Both Portfolios are subject to the risks of a general decline in stock markets; the poor performance of individual stocks held by the Portfolio, or of large cap stocks in general; and potentially rapid price changes (volatility) of equity securities. As with all mutual funds, there is no guarantee that the Portfolios will achieve their investment objectives. An investment in the Portfolios through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

Principal risks for both Portfolios include:

Market Risk. A Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by a Portfolio’s subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its subadviser underweights markets or industries where there are significant returns, and could lose value if the subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolios will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by a Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Portfolio’s shares.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories – large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

For the Batterymarch Portfolio, there are the following additional principal risks:

Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk. Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

For the Index Portfolio, there are the following additional principal risks:

Passive Management Risk. A Portfolio that attempts to replicate the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase a Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

Due to their complexity, derivatives may not perform as intended. As a result, a Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Investment Company and Exchange Traded Fund Risk. Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Below is information regarding risks related to the principal risks of investing in the Index Portfolio.

Leveraging Risk. Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Credit and Counterparty Risk. The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

For more information about the principal investment risks of the Index Portfolio, please see Appendix B of this Prospectus/Proxy Statement. The actual risks of investing in each Portfolio depend on the securities held in each Portfolio’s investment portfolio and on market conditions, both of which change over time.

Information about the Reorganization

Reasons for the Reorganization

At a meeting held on November 8-9, 2011, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganization. They determined that the Reorganization was in the best interests of the Batterymarch Portfolio, and that the interests of existing shareholders of the Batterymarch Portfolio will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by MetLife Advisers and reviewed various factors about the Portfolios and the proposed Reorganization. The Trustees noted that the management fees and total operating expenses of the Class A shares of the Index Portfolio after the Reorganization were expected to be lower than those of the Class A shares of the Batterymarch Portfolio. The Trustees noted that the historical performance of the Class A shares of the Index Portfolio over the one-, five-, and ten-year periods ended December 31, 2010 had exceeded that of the Class A shares of the Batterymarch Portfolio (although past performance is not an indication of future results).

The Trustees considered the potential economies of scale that might be achieved upon the reorganization of the Batterymarch Portfolio into the Index Portfolio because the Index Portfolio will have a greater level of assets. As of September 30, 2011, the Batterymarch Portfolio’s total net assets were approximately $220.7 million while the Index Portfolio’s total net assets were approximately $4.43 billion. The Trustees noted MetLife Advisers’ representation that the Batterymarch Portfolio’s ability to garner additional assets and achieve economies of scale over time is extremely limited due to its relative performance record and it not being offered as an investment option of any current insurance and annuity products.

In addition, the Trustees considered, among other things,

•	the terms and conditions of the Reorganization;

•	the effect of the Reorganization on the Contract Owners and the value of their Contracts;

•

the potential benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company’s insurance and annuity products;

•

the fact that the costs of the Meeting, this proxy solicitation and any adjourned or postponed session are expected to be paid by the Batterymarch Portfolio and ultimately borne by MetLife Advisers, which has contractually agreed, on a permanent basis, to waive fees or reimburse expenses (other than excluded expenses) so as to limit Total Annual Operating Expenses (other than excluded expenses) generally to the level of the Batterymarch Portfolio’s advisory fees;

•	the fact that the Index Portfolio will assume all of the liabilities of the Batterymarch Portfolio;

•	the anticipated federal income tax consequences of the Reorganization; and

•

alternatives available to shareholders of the Batterymarch Portfolio, including the ability to exchange their shares for shares of other portfolios that are offered as investment options under their Contracts.

During their consideration of the Reorganization, the Trustees met with counsel to the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees concluded that the proposed Reorganization would be in the best interests of the Batterymarch Portfolio. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of the Batterymarch Portfolio for approval.

The Directors of the Fund have also approved the Plan on behalf of the Index Portfolio and its shareholders.

Terms of the Plan

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Appendix A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of the Batterymarch Portfolio will be acquired by the Index Portfolio in exchange for shares of the Index Portfolio and the assumption by the Index Portfolio of all of the liabilities of the Batterymarch Portfolio on or about April 30, 2012, or such other date as may be agreed upon by the parties (the “Closing Date”). The Batterymarch Portfolio will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the “Valuation Date”).

On or prior to the Closing Date, the Batterymarch Portfolio will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to shareholders all of the Portfolio’s investment company taxable income, all of its net tax-exempt income, if any, and all of the Portfolio’s net capital gains, in each case for the taxable year most recently ended and the taxable year ending on the Closing Date. The Plan provides that the Index Portfolio will issue and deliver to the Batterymarch Portfolio, in exchange for the Batterymarch Portfolio’s assets, the number of full and fractional Class A shares of the Index Portfolio determined by dividing the net asset value of the Class A shares of the Batterymarch Portfolio by the net asset value of one share of the Reorganization Shares on the Valuation Date. The Batterymarch Portfolio will then liquidate and distribute to its shareholders of record the Reorganization Shares. Each shareholder of record of the Batterymarch Portfolio shall be entitled to receive that proportion of the Reorganization Shares which the number of Class A shares of the Batterymarch Portfolio held by such shareholder bears to the total number of shares of the Class A shares of the Batterymarch Portfolio outstanding, each measured on the Valuation Date.

State Street Bank and Trust Company, the custodian for both Portfolios, will compute the value of each Portfolio’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Fund.

As soon after the Closing Date as is conveniently practicable, the Batterymarch Portfolio will liquidate and distribute pro rata to the Record Holders as of the close of business on the Closing Date the full and fractional Reorganization Shares received by the Batterymarch Portfolio. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Batterymarch Portfolio’s Record Holders on the Index Portfolio’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional Reorganization Shares due to the Batterymarch Portfolio’s Record Holders. All issued and outstanding shares of the Batterymarch Portfolio will be canceled. The Reorganization Shares to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Batterymarch Portfolio will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by the Batterymarch Portfolio’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of the Batterymarch Portfolio’s shareholders, the Plan may be terminated (a) by the mutual agreement of the Batterymarch Portfolio and the Index Portfolio; or (b) at or prior to the Closing Date by either party (1) because of a material breach by the other party of any representation, warranty, covenant or agreement contained in the Plan to be performed by the other party at or prior to the Closing Date; (2) if a condition to the obligation of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or (3) if the Board of Directors of the Fund or the Board of Trustees of the Trust determines that the termination of the Plan is in the best interests of the applicable Portfolio’s shareholders. In addition, the Plan will automatically terminate on December 31, 2012 if the transactions contemplated in the Plan have not been substantially completed by that date, unless a later date is agreed to by both the Trust and the Fund.

If the Batterymarch Portfolio’s shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of the Batterymarch Portfolio.

Shares to be Issued

If the Reorganization occurs, the Insurance Companies, as shareholders of the Batterymarch Portfolio, will receive Reorganization Shares as follows: Class A shareholders of the Batterymarch Portfolio will receive Class A shares of the Index Portfolio. The shares you receive will have the following characteristics:

•	The Reorganization Shares will have an aggregate net asset value equal to the aggregate net asset value of the current Class A shares of the Batterymarch Portfolio as of the Valuation Date.

•	The procedures for purchasing and redeeming shares will not change as a result of the Reorganization.

•	You will have the same exchange options under your Contract as you currently have.

•	You will have substantially the same voting rights as you currently have. See “Information About the Rights of Shareholders—Shareholder Meetings and Voting Rights” below for more information.

For additional information regarding the procedures for purchasing, redeeming and exchanging shares of the Index Portfolio and for information regarding distributions and dividends for that Portfolio, see Appendix B.

Information concerning the capitalization of each of the Portfolios and the Index Portfolio on a pro forma basis is contained in Appendix C.

Federal Income Tax Consequences

The Reorganization may be structured as either a tax-free or a taxable transaction. Provided that the Contracts qualify as life insurance or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for owners of Contracts, regardless of whether the Reorganization is tax-free or taxable. It is accordingly expected that owners of Contracts will recognize no taxable gain or loss as a result of the Reorganization.

If the Batterymarch Portfolio and the Index Portfolio expect the Reorganization to be a tax-free reorganization, it is a condition of the Reorganization that each Portfolio receive an opinion from Ropes & Gray LLP regarding the qualification of the Reorganization as tax-free under section 368(a) of the Code, in form and substance satisfactory to the Treasurers of the Trust and Fund.

The opinion will be based on customary assumptions and certain factual certifications made by officers of the Fund. As relevant, the opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion. The opinion is therefore not a guarantee that the tax consequences of the Reorganization will be as described therein.

If the IRS or a court were to disagree with the Portfolios’ position regarding whether the Reorganization is tax-free or taxable, it could subject one or both Portfolios to a Portfolio-level tax or affect the qualification of one or both Portfolios as “a regulated investment company” under the Code.

Prior to the closing of the Reorganization, the Batterymarch Portfolio will declare a distribution, which, together with all previous distributions, will have the effect of distributing to the separate accounts, as shareholders of the Batterymarch Portfolio, in a manner qualifying for the dividends paid deduction, all of its investment company taxable income (computed without regard to the deduction for dividends paid), net realized capital gains, if any, and net tax-exempt interest income, if any, through the Closing Date.

This discussion generally summarizes the tax consequences of the Reorganization to Contract owners. It does not purport to be complete or to address tax consequences to any other person or entity, such as the Portfolios or the separate accounts as shareholders of the Portfolios. Contract owners are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Information About the Rights of Shareholders

As a Maryland corporation, the operations of the Fund are governed by its Articles of Incorporation (the “Articles”), its By-Laws, and applicable Maryland and federal law. The operations of the Trust, as a Delaware statutory trust, are governed by its Agreement and Declaration of Trust (the “Declaration”), its By-Laws, and applicable Delaware and federal law. As discussed below, certain shareholder rights and governance issues differ between the Fund and the Trust. See “Fund Unification Proposals” for information regarding a proposal to reorganize the Fund as a Delaware statutory trust.

Form of Organization

The Fund is organized as a Maryland corporation, and the Trust is organized as a Delaware statutory trust. Like the Fund, the Trust is registered as an open-end management investment company under the 1940 Act, and organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The Fund and the Trust each offer shares of its series to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by certain insurance companies.

The business of the Fund is overseen by a Board of Directors and the business of the Trust is overseen by a Board of Trustees. The duties and responsibilities of the Directors in respect of the Fund and the Trustees in respect of the Trust are substantially similar.

Capitalization

The beneficial interests in the Fund are represented by 4.75 billion common shares with a par value of $0.01 each. The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Both the Declaration and the Articles permit the Trustees and Directors, respectively, to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees and Directors, respectively, all without shareholder approval. Fractional shares may be issued by the Fund and the Trust.

The Fund currently has 34 separate series and the Trust currently has 54 separate series. The Fund offers Class A, Class B, Class D, Class E, Class F and Class G shares, and the Trust offers Class A, Class B, Class C and Class E shares, though not each series of the Fund or the Trust offers every class of shares.

Shares of each class of a Portfolio of the Fund and the Trust represent an equal pro rata interest in the Portfolio with each other share of that class. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Directors or Trustees, as applicable.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust as a shareholder. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment in the Trust solely because of his or her status as a shareholder of the Trust is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust solely because of the his or her status as a shareholder is remote.

Under Maryland law, shareholders of the Fund have no personal liability as such for the acts or obligations of a Portfolio or the Fund.

Shareholder Meetings and Voting Rights

As an owner of a Contract issued by separate accounts of the Insurance Companies, you generally have the right to instruct your Insurance Company how to vote at shareholder meetings. Although you are not directly a shareholder of the Trust and will not be a direct shareholder of the Fund, you have this right because some or all of your Contract value is invested, as provided by your Contract, in the Batterymarch Portfolio and, if the Reorganization is approved, will be invested in the Index Portfolio. Accordingly, for purposes of this section, the term “shareholder” refers to you in your capacity as the owner of a Contract who is able to instruct your Insurance Company how to vote its shares.

Neither the Fund nor the Trust is required to hold annual meetings of shareholders and neither expects to do so. Both the Fund and the Trust are required to call a meeting of shareholders for the purpose of electing Directors and Trustees, respectively, if, at any time, less than a majority of the Directors or Trustees, respectively, then holding office were elected by shareholders. Shareholders of each Portfolio of the Fund or the Trust generally vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio of the Fund or the Trust generally vote by class as to matters, such as approval of, or amendments to, a Rule 12b-1 distribution plan, that affects only their particular class.

The By-Laws of the Fund provide that the holders of a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting of the Fund. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to the Trust, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders’ meeting but any lesser number is sufficient for adjourned sessions. Like the Fund, when a quorum of shareholders of the Trust is present at a meeting, a majority of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee. Neither the Fund nor the Trust permits the use of cumulative voting in the election of Directors or Trustees, respectively. A Director of the Fund may be removed with or without cause by a vote of the shareholders holding a majority of the shares entitled to vote for the election of directors at any meeting of shareholders at which a quorum is present. A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Under the Declaration and Articles of the Trust and the Fund, respectively, each whole share of beneficial interest or common stock is entitled to one vote, and each fractional share is entitled to a proportionate vote.

Liquidation

In the event of the liquidation of the Fund or the Trust, or a series, or a class of shares of a series, shareholders of the Fund and the Trust, or the series, or the class of shares of the series, would be entitled to receive, when and as declared by the Directors or Trustees, the excess of the assets belonging to the Fund or Trust, the series, or attributable to the class of the series, over the liabilities belonging to the Fund or Trust, the series, or attributable to the class of the series, as applicable. The assets so distributable to shareholders will be distributed among the shareholders in proportion to the number of shares of the Fund or Trust, the series, or the class of shares of the series owned by them on the date of distribution. The Trustees of the Trust may vote to liquidate the Trust or any series thereof without shareholder approval; liquidation of the Fund at a time when shares of the Fund remain outstanding would generally require the approval of shareholders of a majority of the shares of the Fund entitled to vote on the issue. However, under Maryland law applicable to the Fund, if the Directors find that the continuation of the offering of the shares of any one or more series or classes is no longer in the best interests of the Fund, the Fund may elect to exercise its involuntary redemption right and force the redemption of such series’ or class’s shares so that there are no outstanding shares, in which case a shareholder vote would not be required to liquidate the series or class.

Liability and Indemnification of Trustees/Directors

The By-Laws of the Fund provide that a present or former Director or officer is entitled to indemnification to the full extent permissible under the laws of the State of Maryland against liabilities and expenses with respect to claims related to his or her position with the Fund; provided that, except as specifically required by the laws of the State of Maryland, the Fund is only required to indemnify persons other than Directors to the extent specifically approved by resolution adopted by the Board of Directors, provided that no indemnification shall be provided to a Director or officer against any liability to the Fund or any shareholder by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under the Declaration, a Trustee or officer is liable to any person in connection with the assets or affairs of the Trust or any series only for such Trustee’s or officer’s own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the person’s office. As provided in the Declaration, each Trustee and officer of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (collectively, “disabling conduct”).

* * * * *

The foregoing is only a summary of certain terms of the Trust’s Declaration and the Fund’s Articles, the Trust’s and the Fund’s By-Laws, and Delaware, Maryland, and federal law. It is not intended as a complete description of those documents or laws. Shareholders should refer to the provisions of the Declaration, the Articles, the By-Laws, and to Delaware, Maryland or federal law directly for more complete information. Shareholders entitled to instruct the Insurance Companies to vote at the Meeting may obtain a copy of the Fund’s Articles and By-Laws, without charge, upon written or oral request to the Fund at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement. The Trust’s Declaration and By-Laws have been filed as exhibits to the Trust’s registration statement on file with the SEC at www.sec.gov.

Fund Unification Proposals

At a meeting of the Board of Directors of the Fund on November 16-17, 2011, the Directors of the Fund approved proposals (i) to elect Directors of the Fund for the purpose of, among other things, substantially aligning the membership of the Board of Directors of the Fund with the Board of Trustees of the Trust (“Proposal I”); (ii) to amend the existing advisory agreement of each series of the Fund (for purposes of this section, an “MSF Portfolio” and, collectively, the “MSF Portfolios”), including the Index Portfolio, for the purpose of revising the terms of those agreements to reflect, among other things, that the Fund may retain a third party to perform administrative services for each MSF Portfolio at such Portfolio’s expense, and to limit the Adviser’s role in respect of those administrative services to coordinating and overseeing them, and, in respect of certain

MSF Portfolios, including the Index Portfolio, to modernize and to align the provisions of those Portfolios’ advisory agreements with those of the advisory agreements of the other MSF Portfolios of the Fund (“Proposal II”); and (iii) for the Fund to reorganize as a Delaware statutory trust (the “Delaware Reorganization”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for (a) the transfer of all of the assets of each MSF Portfolio to, and the assumption of all of the liabilities of each MSF Portfolio by, a corresponding series (each, a “New Portfolio”) of Metropolitan Series Fund, a newly formed Delaware statutory trust (the “New Trust”), in exchange for shares of the corresponding New Portfolio; (b) the distribution of such shares to the shareholders of each MSF Portfolio in complete liquidation of each MSF Portfolio; (c) and the subsequent dissolution of the Fund under Maryland law (“Proposal III” and, together with Proposal I and Proposal II, the “Fund Unification Proposals”).

The Fund Unification Proposals will each be submitted separately to Fund shareholders for approval or disapproval at a meeting of the Fund shareholders on February 24, 2012, or an adjournment or postponement thereof. If elected, any newly elected directors will join the Fund’s Board and, if approved, any amended advisory agreement will become effective as to the MSF Portfolios approving it, on or about April 30, 2012. The reorganization of the Fund, if approved, is expected to close on April 30, 2012, although the date may be adjusted in accordance with the Reorganization Agreement.

The Reorganization is not contingent on any of the Fund Unification Proposals being approved. The Reorganization, if approved, is expected to take effect prior to the effectiveness of any of the Fund Unification Proposals that may be approved. Accordingly, if the Reorganization is approved, the Fund Unification Proposals may apply to you as a shareholder of the Index Portfolio.

If shareholders of the Index Portfolio approve Proposal II, the Fund expects, at a future date, to retain a third-party administrator (other than MetLife Advisers) to provide administrative services to the Index Portfolio at the expense of the Portfolio. If a third-party administrator is retained on behalf of the Index Portfolio, the Adviser estimates, based on a preliminary review of the market, that the Index Portfolio’s total annual operating expenses would increase by less than 0.005% of that Portfolio’s average daily net assets, assuming current assets levels for both the Fund and the Trust and that the entire MetLife family of funds retains the same third-party administrator. However, there can be no assurance that the Index Portfolio’s total annual operating expenses will not increase by more than 0.005% if the Portfolio retains a third-party administrator. The fees payable to any third-party administrator under an agreement between the Fund and such third-party administrator are expected to be based, in significant part, on the total assets in respect of which the third-party administrator provides administrative services for both the Fund and the Trust. There will be no reduction in the advisory fee paid by the Index Portfolio to MetLife Advisers as a result of Proposal II being adopted.

If shareholders of the Fund approve Proposal III, the New Trust will adopt, pursuant to Rule 414 under the Securities Act of 1933, as amended, the registration statement of the Fund. Accordingly, no investment objectives or investment policies of the Index Portfolio are expected to change as a result of the Delaware Reorganization. In addition, no changes in the Index Portfolio’s investment adviser, subadviser and portfolio managers are expected to result from the Delaware Reorganization, if consummated, and no changes in the Index Portfolio’s expense structures are expected to result from the Delaware Reorganization. Furthermore, the New Trust will be governed by a Declaration of Trust and By-Laws that are substantially similar to the Trust’s Declaration and By-Laws. Accordingly, if Proposal III is approved and the Delaware Reorganization is effected, the Index Portfolio is expected to be governed by organizational documents that are substantially similar to the organizational documents that currently govern the Batterymarch Portfolio. Please refer to “Information about the Rights of Shareholders” above for more information.

For more information regarding the Fund Unification Proposals, please call 1-800-638-7732 to request a copy of the Proxy Statement relating to these Proposals.

Subadvisers

The Fund and the Trust each rely on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or the Fund or Trust, as applicable, without obtaining shareholder approval. The Directors or the Trustees, as applicable, must approve any new subadvisory agreements under the exemptive order, and the Fund and the Trust must comply with certain other conditions.

The exemptive order also permits the Fund and the Trust to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Directors or the Trustees, as applicable. The Fund and the Trust, as applicable, will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

Required Vote for the Proposal

Approval of the Plan will require the affirmative vote of a majority of the shares of the Batterymarch Portfolio outstanding at the close of business on November 30, 2011 (the “Record Time”). The term “majority of the outstanding shares” of the Batterymarch Portfolio means the lesser of (a) the holders of 67% or more of the shares of the Batterymarch Portfolio present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Batterymarch Portfolio. A vote of the shareholders of the Index Portfolio is not required to approve the Reorganization.

If shareholders of the Batterymarch Portfolio do not approve the Reorganization, the Trustees will consider other possible courses of action which may be in the best interests of Batterymarch Portfolio.

GENERAL INFORMATION

Voting Information

The Trustees are soliciting voting instructions in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on February 24, 2012, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116. The Meeting notice, this Prospectus/Proxy Statement and voting instruction forms are being mailed on or about             , 2012.

Information About Voting Instructions and the Conduct of the Meeting

Solicitation of Voting Instructions. Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Fund or by its agents. In addition, Computershare Fund Services has been engaged to assist in the solicitation of proxies, at a total estimated cost of approximately $132,000, which is expected to be paid by the Batterymarch Portfolio and ultimately borne by MetLife Advisers, which has contractually agreed, on a permanent basis, to waive fees or reimburse expenses (other than excluded expenses) so as to limit Total Annual Operating Expenses (other than excluded expenses) generally to the level of the Batterymarch Portfolio’s advisory fees.

Voting Process. The shares of the Batterymarch Portfolio are currently sold to Insurance Companies as the record owners for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts that are registered as investment companies with the SEC. Most of the shares of the Batterymarch Portfolio are attributable to Contracts. Other outstanding Batterymarch Portfolio shares are not attributable to Contracts, because such shares are (a) held in a separate account that is not registered as an investment company, or (b) held in the Insurance Company’s general account rather than in a separate account.

Record Holders will be entitled to vote and may cast one vote for each whole share held and a fractional vote for any fractional shares held. One third (33 1/3%) of the shares of the Batterymarch Portfolio outstanding at the Record Time, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Batterymarch Portfolio at the Meeting.

In determining whether a quorum is present, the tellers (persons appointed by the Trust to receive, count and report all ballots cast at the Meeting) will count shares represented by proxies that reflect abstentions or votes withheld as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal.

In accordance with their understanding of presently applicable law, the Insurance Companies will vote the shares of the Batterymarch Portfolio that are attributable to the Contracts based on voting instructions received from owners of such Contracts that participate in the corresponding investment divisions in the separate accounts. The number of Batterymarch Portfolio shares held in the corresponding investment division of a separate account deemed attributable to each Contract owner is determined by dividing a variable life insurance policy’s or variable benefit option’s cash value or a variable annuity contract’s accumulation units (or if variable annuity payments are currently being made, the amount of the Insurance Company’s reserves attributable to that variable annuity contract), as the case may be, in that division by the net asset value of one share in the Batterymarch Portfolio.

The Batterymarch Portfolio currently issues Class A shares. Each Class A share has one vote. For purposes of determining the number of the Batterymarch Portfolio shares for which a Contract owner is entitled to give voting instructions, the Insurance Companies use the per share net asset value for Class A shares. Fractional votes will be counted. The number of shares for which a Contract owner has a right to give voting instructions is determined as of the Record Time.

Batterymarch Portfolio shares held in an investment division attributable to Contracts for which no timely voting instructions are received or that are not attributable to Contracts will be represented at the Meeting by the record owners and voted in the same proportion as the shares for which voting instructions are received for all Contracts participating in that investment division. The Trust has been advised that Batterymarch Portfolio shares held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the record owners and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions. The effect of proportional voting is that a small number of shareholders may determine the outcome of a vote.

If an enclosed voting instruction form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by a written revocation or later voting instruction form.

Costs of Solicitation. The Batterymarch Portfolio is expected to bear the costs of the Reorganization, except for governmental fees required in connection with the registration or qualification under applicable and federal laws of the shares of the Index Portfolio to be issued. The costs expected to be borne by the Batterymarch Portfolio will include, among other costs, the costs of this Prospectus/Proxy Statement. However, because MetLife Advisers has contractually agreed, on a permanent basis, to waive fees or reimburse expenses (other than excluded expenses) so as to limit Total Annual Operating Expenses (other than excluded expenses) generally to the level of the Batterymarch Portfolio’s advisory fees, the costs of the Reorganization (other than excluded expenses) will ultimately be borne by MetLife Advisers. In the event that the Reorganization is not consummated, MetLife Advisers or one of its affiliates will bear all of the costs and expenses incurred by the Batterymarch Portfolio in connection with the Reorganization.

Adjournments; Other Business. An adjournment of the Meeting requires the vote of a majority of the total number of shares of the Batterymarch Portfolio that are present in person or by proxy and entitled to vote. The Meeting has been called to transact any business that properly comes before it. The only business that management of the Trust intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Shareholder Proposals at Future Meetings. Under the By-Laws, the Trust is not required to hold an annual meeting of shareholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. Shareholder proposals to be presented at any future meeting of shareholders of the Batterymarch Portfolio or the Trust must be received by the Trust in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting.

Other Information

Portfolio Turnover. Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Batterymarch Portfolio’s and Index Portfolio’s portfolio turnover rates were 65.1% and 12%, respectively, of the average value of the Portfolio.

Outstanding Shares and Shareholders. As of the Record Time, [    ] Class A shares of the Batterymarch Portfolio were outstanding and entitled to vote.

All of the shares of the Batterymarch Portfolio and the Index Portfolio are held of record by the Insurance Companies for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Shares of the Portfolios are not offered for direct purchase by the investing public.

[The Insurance Companies have informed the Trust and the Fund that as of the Record Time, there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to 5% or more of the voting securities of the Batterymarch Portfolio or the Index Portfolio, respectively.] The Trust and the Fund have been informed that the officers and Trustees of the Trust as a group, and the officers and Directors of the Fund as a group, owned less than 1% of the outstanding shares of each of the Batterymarch Portfolio or the Index Portfolio, respectively.

[Because the Insurance Companies through their separate accounts own 100% of the shares of the Batterymarch Portfolio, they may be deemed to be in control (as that term is defined in the 1940 Act) of the Batterymarch Portfolio.]

Except as noted below in the table, to the Batterymarch Portfolio’s knowledge, no persons owned of record 5% or more of the Class A shares of the Batterymarch Portfolio. Any shareholder who holds 25% or more of the outstanding shares of the Portfolio may be deemed to control the Portfolio. Any entity controlling the Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the Portfolio without the consent or approval of the other shareholders.

Name and Address of Shareholders	Number of Shares	Percentage of Shares of Class Before Reorganization	Percentages of Share of Class (assuming the Reorganization had occurred)

[Because the Insurance Companies through their separate accounts own 100% of the shares of the Index Portfolio, they may be deemed to be in control (as that term is defined in the 1940 Act) of the Index Portfolio.]

Except as noted below in the table, to the Index Portfolio’s knowledge, no persons owned of record 5% or more of any class of shares of the Index Portfolio. Any shareholder who holds 25% or more of the outstanding shares of the Portfolio may be deemed to control the Portfolio. Any entity controlling the Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the Portfolio without the consent or approval of the other shareholders.

Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Reorganization	Percentages of Share of Class (assuming the Reorganization had occurred)

Address of Underwriter. MetLife Investors Distribution Company is the principal underwriter and distributor of the Fund. The address of MetLife Investors Distribution Company is 5 Park Plaza, Irvine, CA 92614.

Other Financial and Performance Information. Financial highlights for the Index Portfolio are included in Appendix B to this Prospectus/Proxy Statement. Financial information for the Batterymarch Portfolio, as well as information and commentary about the recent performance of the Batterymarch Portfolio, is incorporated into this document by reference to the Batterymarch Portfolio’s Prospectus and Annual Report (which includes the report of independent auditors for the Batterymarch Portfolio) for the period ending December 31, 2010 and Semiannual Report for the six-month period ending June 30, 2011. The Annual Report of the Fund (which includes the report of independent auditors for the Index Portfolio) and the Semiannual Report of the Fund are available free of charge at the address and telephone number set forth on the cover page of this Prospectus/Proxy Statement.

THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED VOTING INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

INSTRUCTIONS FOR EXECUTING VOTING INSTRUCTIONS

The following general rules for signing voting instructions may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your voting instructions properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the voting instructions.

2.	JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the voting instructions.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the voting instructions should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION	VALID SIGNATURE

CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your voting instructions, return it in the enclosed postage paid envelope.

If you have any questions about the voting instructions, please call Computershare Fund Services at (866) 963- 5819.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of [    ], by and among (i) Met Investors Series Trust (the “Trust”), a Delaware statutory trust established under an Agreement and Declaration of Trust dated July 27, 2000, as amended and restated (the “Declaration of Trust”) and in effect on the date hereof on behalf of Batterymarch Growth and Income Portfolio (the “Acquired Fund”), (ii) Metropolitan Series Fund, Inc. (the “Acquiring Company”), a Maryland corporation formed on November 23, 1982, on behalf of MetLife Stock Index Portfolio (the “Acquiring Fund”), a series of the Acquiring Company, and (iii) MetLife Advisers, LLC, a Delaware limited liability company, solely with respect to paragraph 9.2.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of common stock of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

1.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein:

(a)	The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

(b)	The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund, including indemnification of the officers and directors of the Acquired Fund in connection with their actions related to this transaction (collectively, the “Obligations”); and

(c)	The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of full and fractional shares of Class A shares of the Acquiring Fund determined by dividing the net asset value of the Class A shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one share of the Class A shares of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the “Acquiring Shares”). Holders of Class A shares of the Acquired Fund will receive Class A shares of the Acquiring Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.	The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the “Closing Date”), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

1.3.	As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute to its shareholders of record (the

“Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of Acquiring Shares which the number of Class A shares of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of the Class A shares of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

1.4.	With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Company will not permit such Shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Company has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

1.5.	Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

1.6.	In the event the Trust and the Acquiring Company determine that the reorganization is expected to be tax-free, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Internal Revenue Code of 1986, as amended (the “Code”), and certified by the Treasurer of the Acquired Fund.

1.7.	As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the State of Delaware, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.	VALUATION.

2.1.	For the purpose of paragraph 1, the value of the assets of Class A shares of the Acquired Fund shall be the net asset value of such class of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the “Valuation Date”) using the valuation procedures as adopted by the Board of Directors of the Acquiring Company, and shall be certified by an authorized officer of the Trust.

2.2.	For the purpose of paragraph 1, the net asset value of Class A shares of the Acquiring Fund shall be the net asset value per share of Class A shares computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Directors of the Acquiring Company.

3.	CLOSING AND CLOSING DATE.

3.1.	The Closing Date shall be on [April 30, 2012], or on such other date as the parties may agree in writing. The Closing shall be held at [9:00 a.m.] on the Closing Date at the offices of MetLife Advisers, LLC, located at 501 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

3.2.	The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the “Custodian”), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund’s cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “State Street Bank and Trust Company, custodian for MetLife Stock Index Portfolio, a series of Metropolitan Series Fund, Inc.”

3.3.	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Company upon the giving of written notice to the other party.

3.4.	At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of Class A shares of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

3.5.	At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

(c)	The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)	The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

(e)	Except as previously disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)	The statement of assets and liabilities as of December 31, 2011, the statement of operations for the fiscal year ended December 31, 2011, the statement of changes in net assets for the fiscal year ended December 31, 2011, and the schedule of investments as of December 31, 2011, of the Acquired Fund, copies of which will be furnished to the Acquiring Fund prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2011;

(g)	Since December 31, 2011, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)	By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquired Fund shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(i)	For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code, for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(j)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.001 per share. The outstanding shares of beneficial interest in the Acquired Fund are, and at the Closing Date will be, Class A shares, having the characteristics described in the Acquired Fund’s then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund Prospectus), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)	The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to and accepted by the Acquiring Fund;

(l)	The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)	The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

(n)	The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(p)

At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term “Investments” shall mean the Acquired Fund’s investments shown on the schedule of its investments as of December 31, 2011, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

(q)	At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the “Acquiring Fund Prospectus”), as amended through the Closing Date; and

(r)	No registration of any of the Investments under the 1933 Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund.

4.2.	The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquiring Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquiring Company and the 1940 Act;

(c)	The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

(d)	At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)	The Acquiring Company is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The statement of assets and liabilities as of December 31, 2011, the statement of operations for the fiscal year ended December 31, 2011, the statement of changes in net assets for the fiscal year ended December 31, 2011, and the schedule of investments as of December 31, 2011, of the

Acquiring Fund, copies of which will be furnished to the Acquired Fund prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2011;

(h)	Since December 31, 2011, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i)	By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquiring Fund shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(j)	For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification as a regulated investment company within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

(k)	The authorized capital of the Acquiring Company consists of 4.75 billion shares of common stock, par value $0.01 per share, of which [ ] shares are authorized for the Acquiring Fund. The outstanding shares of common stock in the Acquiring Fund are, and at the Closing Date will be Class A, Class B, Class D and Class E shares, having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

(l)	The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

(m)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Company, and this Agreement constitutes the valid and binding obligation of the Acquiring Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)	The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares of common stock in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Company, and no shareholder of the Acquiring Company will have any preemptive right of subscription or purchase in respect thereof;

(o)	The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.	COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Acquiring Company, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

5.1.	The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

5.2.	The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.	In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”) which the Acquiring Company will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4.	The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

5.5.	Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.

The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2.	The Acquiring Company, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Date in connection with the transactions contemplated by this Agreement, other than liabilities pursuant to this Agreement.

6.3.	The Trust shall have received a favorable opinion from Ropes and Gray LLP, counsel to the Acquiring Company for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

(a)	the Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Registration Statement referred to in paragraph 5.3, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation and By-laws of the Acquiring Company;

(b)	this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general equitable principles and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(c)	the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder;

(d)	the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and non-assessable Class A shares of common stock of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares;

(e)	the execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund did not, and the performance by the Acquiring Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Company’s Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound;

(f)	to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Company or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained;

(g)	such counsel does not know of any legal or governmental proceedings relating to the Acquiring Company or the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described therein;

(h)	the Acquiring Company is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

(i)	to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Company or the Acquiring Fund or any of their properties or assets that would impair the Acquiring Company’s ability to perform its obligations under this Agreement, and, to the knowledge of such counsel, neither the Acquiring Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.	The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

7.2.	The Acquiring Company shall have received a favorable opinion from Sullivan & Worcester LLP counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Acquiring Company, to the following effect:

(a)	the Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Registration Statement referred to in paragraph 5.3, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and Declaration of Trust and By-laws of the Trust;

(b)	this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Company on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general equitable principles and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(c)	the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(d)	the execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust’s Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound;

(e)	to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained;

(f)	to such counsel’s knowledge there is no legal or governmental proceeding relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described therein;

(g)	the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

(h)	to such counsel’s knowledge, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets that would impair the Trust’s ability to perform its obligations under this Agreement, and, to such counsel’s knowledge, neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and

(i)	all issued and outstanding shares of the Acquired Fund are legally issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendments thereto, in effect at the time of such issuance.

7.3.	The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a representative of Deloitte & Touche LLP for the fiscal year ended December 31, 2011.

7.4.	Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income for its taxable years ending on or after December 31, 2011 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2011 and on or prior to the Closing Date.

7.5.	The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis (including as adjusted to fair market value in the case of a taxable reorganization) in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

7.6.	The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Trust and the Acquiring Company hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

8.2.	On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

8.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Trust or the Acquiring Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4.	The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5.	If the Acquiring Fund and the Acquired Fund expect to treat the Reorganization as a tax-free reorganization , each of the Acquiring Fund and the Acquired Fund shall have received an opinion from Ropes & Gray LLP regarding the qualification of the Reorganization under section 368(a) of the Code, in form and substance satisfactory to the Treasurers of the Acquiring Company and the Trust; and

8.6.	At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Directors of the Acquiring Company and the Board of Trustees of the Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9.	FEES AND EXPENSES.

9.1.	Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Acquired Fund. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

9.2.	In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it or one of its affiliates shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

9.3.	Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

9.4.	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.	The Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder, except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 3.4, 7.3, 9, 10, 13 and 14.

11.	TERMINATION.

This Agreement may be terminated by the mutual agreement of the Acquiring Company and the Trust. In addition, either the Acquiring Company or the Trust may at its option terminate this Agreement at or prior to the Closing Date:

(a)	Because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	If the transactions contemplated by this Agreement have not been substantially completed by [December 31, 2012 ], this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Company; or

(d)	If the Board of Directors of the Acquiring Fund or the Board of Trustees of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: (i) Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116, attn: Secretary; or (ii) Met Investors Series Trust, 5 Park Place, Suite 1900, Irving, CA 92614, attn: Secretary.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS’ FEES.

14.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Maryland, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4.	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.	A copy of the Articles of Incorporation of the Acquiring Company is on file with the Secretary of State of the State of Maryland and a Certificate of Trust of the Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquiring Company or the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

14.6.	The Trust, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

METROPOLITAN SERIES FUND, INC., on behalf of its MetLife Stock Index Portfolio

By:
Name:
Title:

MET INVESTORS SERIES TRUST, on behalf of its Batterymarch Growth and Income Portfolio

By:
Name:
Title:

Agreed and accepted as to paragraph 9.2 only: METLIFE ADVISERS, LLC

By:
Name:
Title:

Appendix B

MetLife Stock Index Portfolio

(As of May 1, 2011)

Investment Objective

To equal the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are based on the year ended December 31, 2010, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class D	Class E
Management Fee	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	0.10%	0.15%
Other Expenses	0.02%	0.02%	0.02%	0.02%

Total Annual Portfolio Operating Expenses	0.27%	0.52%	0.37%	0.42%
Fee Waiver (1)	(0.01)%	(0.01)%	(0.01)%	(0.01)%

Net Operating Expenses (1)	0.26%	0.51%	0.36%	0.41%

(1)	MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% for the first $500 million of the Portfolio’s average daily net assets, 0.245% for the next $500 million, 0.24% for the next $1 billion and 0.235% for amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012, only with the approval of the Board of Directors of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. The Example also assumes the expiration of the fee waiver agreement after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class D	Class E
1 Year	$27	$52	$37	$42
3 Years	$86	$166	$118	$134
5 Years	$151	$290	$207	$234
10 Years	$342	$652	$467	$529

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. MetLife Investment Advisors Company, LLC (“MLIAC”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large market capitalization. Although the Portfolio tries to mirror the performance of the S&P 500 Index, its performance will generally not exactly match the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not have these expenses. As of December 31, 2010, the market capitalizations of companies in the S&P 500 Index ranged from $1.6 billion to $422 billion.

MLIAC, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index.

In addition to securities of the type contained in the S&P 500 Index, the Portfolio may invest in exchange traded funds and futures contracts based on the S&P 500 Index to simulate full investment in the index while retaining liquidity, to facilitate trading or to reduce transaction costs. MLIAC may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk. In attempting to replicate the returns of an index, the Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Derivatives Risk. The Portfolio may invest in derivatives. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Investment Company and Exchange Traded Fund Risk. An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. MLIAC was organized on October 3, 2006 to succeed to certain parts of the investment advisory business of its affiliate, Metropolitan Life Insurance Company (“Metropolitan Life”). In connection therewith, on April 30, 2007, the Portfolio changed its subadviser from Metropolitan Life to MLIAC. Performance information set forth below includes results prior to this change.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten full calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. The table below compares the Portfolio’s average annual compounded total returns for each class with index returns. For more information about indexes, please see “Index Description” in the Prospectus. It is not possible to invest directly in an index.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.85%
Lowest Quarter	4th – 2008	-21.95%

Average Annual Total Return as of December 31, 2010

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	14.82%	2.07%	1.15%	—	—
Class B	14.49%	1.81%	N/A	1.19%	1-2-01
Class D	14.68%	N/A	N/A	28.08%	4-28-09
Class E	14.60%	1.91%	N/A	1.45%	5-1-01
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	15.06%	2.29%	1.41%	—	—

Management

Adviser. MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the adviser, please see “Additional Information about Management—The Adviser” in the Prospectus and “Advisory Arrangements” in the Statement of Additional Information.

Subadviser. MetLife Investment Advisors Company, LLC (the “Subadviser”) is the subadviser to the Portfolio. For more information about the subadviser, please see “Additional Information about Management—The Subadviser” in the Prospectus and “Advisory Arrangements” in the Statement of Additional Information.

Portfolio Managers. Stacey Lituchy, Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2004. Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004. For additional information, please see “Additional Information about Management—The Subadviser” in the Prospectus and “Portfolio Managers” in the Statement of Additional Information.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

UNDERSTANDING THE FUND

The Metropolitan Series Fund, Inc. (the “Fund”) is an open-end management investment company that offers a selection of 34 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class D and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance. Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses. Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Passive Management Risk

A Portfolio that attempts to replicate the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Related Risks

Below is information regarding risks related to the primary risks of investing in the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S.

Government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Fund’s Board of Directors is responsible for overseeing the business affairs of the Fund. The Directors meet periodically to review the affairs of the Fund, including the investment strategies of the Portfolio. The Directors also review the management of the Portfolio’s assets by the Subadviser. Information about the Directors and executive officers of the Fund is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Directors relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $98.1 billion as of December 31, 2010.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2010, the Portfolio paid MetLife Advisers an investment advisory fee of 0.24% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Fund’s Board of Directors to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2010 to December 31, 2010.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Directors for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Fund and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Directors must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

MetLife Investment Advisors Company, LLC is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIAC also manages investment assets for certain affiliated companies and other entities. As of December 31, 2010, MLIAC managed approximately $8.8 billion in assets for the Fund. MLIAC is located at 200 Park Avenue, New York, New York 10166.

Stacey Lituchy is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy and Messrs. Hu and Usejnoski joined MLIAC in 2007 after MLIAC was organized to succeed to certain parts of the investment advisory business of Metropolitan Life, the Portfolio’s former subadviser. Ms. Lituchy is a Director of MLIAC and Messrs. Hu and Usejnoski are each Associate Directors of MLIAC.

Ms. Lituchy has overseen the management of the Portfolio since 2004. She is also a Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2002, she assisted with the management of the pension plan of the Bristol-Myers-Squibb Company.

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, Mr. Hu was an equity trader at Keefe, Bruyette & Woods and at Lehman Brothers.

Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski is also an Associate Director in the Investments Department of Metropolitan Life. Prior to joining Metropolitan Life’s index fund group in 2004, Mr. Usejnoski was a manager of financial reporting and analysis in the Finance Department of Metropolitan Life. Prior to joining Metropolitan Life in 2003, he was an equity investment analyst with the Bethlehem Steel Pension Trust and a budgeting manager with Chubb Corp.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the

Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Fund will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company Separate Accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts.

However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder.

The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund’s Class B shares, Class D shares, Class E shares, Class F shares and Class G shares. Under the distribution and services plans, the Class B, Class D, Class E, Class F and Class G shares of the Fund each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plans may also be used to reimburse the Fund’s distributor for sales commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. Because these fees are part of the Portfolio’s assets on an ongoing basis, these fees will increase the cost of investing over time and may cost you more than paying other types of sales charges.

Market Timing

The Fund’s Board of Directors has adopted certain procedures, described below, to discourage certain types of trading in shares of the Fund’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Fund is not intended for investment by market timers. The Fund does not knowingly accommodate market timing in the portfolios and, to the Fund’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Fund identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Fund, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Fund has contracted with Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Fund’s portfolios and limit transactions that violate the Fund’s policies on market timing.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that Separate Account, the Fund or the portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Fund or the portfolio. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner.

Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Fund will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Share Valuation and Pricing

Net Asset Value

The Portfolio determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. If the Portfolio holds securities that are traded on foreign exchanges (that may trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share of each class of shares of the Portfolio is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by the Portfolio are valued at amortized cost. Other portfolio securities of the Portfolio normally are valued at market value. If no current market value quotation is readily available or reliable for a portfolio security, the security will be valued at its fair value as determined by MetLife Advisers in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The value of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, the Fund may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities (typically at 4:00 p.m. Eastern Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign markets close but before the Fund values its securities. For example, foreign security values may be affected by activity that occurs after the close of foreign securities markets. To account for this, the Fund may frequently value many of the Portfolio’s foreign equity securities using fair value prices based on third party vendor modeling tools.

Index Information

Standard & Poor’s (the “index sponsor”) sponsors the Standard & Poor’s 500 Composite Stock Price Index. The index sponsor has no responsibility for and does not participate in the management of Portfolio assets or sale of Portfolio shares. The index and its associated trademarks and service marks are the exclusive property of the index sponsor. The SAI contains a more detailed description of the limited relationship the index sponsor has with Metropolitan Life Insurance Company and the Fund. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s and references thereto have been made with permission. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio. For more detailed information, see the discussion under “Index Sponsors” in the SAI.

Financial Highlights

The Financial Highlights tables are intended to help you understand the financial performance of the Class A shares of the Index Portfolio for the past 5 years. Certain information reflects financial results for a single share of the Class A shares. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Index Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Index Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. These Financial Highlights have been audited by Deloitte & Touche LLP, an independent registered public accounting firm (“D&T”) for each of the five years in the period ended December 31, 2010. D&T’s report with respect to the Portfolio, along with the Index Portfolio’s financial statements, including any notes thereto, are included in the Fund’s annual report for the year ended December 31, 2010, which is available upon request. The financial highlights for the Index Portfolio’s Class A shares for the six months ended June 30, 2011 are unaudited.

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Financial Highlights

Selected per share data

	Class A
	Six months ended June 30, 2011 (Unaudited)		Year ended December 31,

			2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$29.71		$26.31	$22.01	$37.00	$36.26	$33.20

Income (Loss) From Investment Operations
Net investment income	0.26	(a)	0.49 (a)	0.48 (a)	0.63 (a)	0.63 (a)	0.58
Net realized and unrealized gain (loss) on investments	1.49		3.38	4.92	(13.71)	1.26	4.37

Total from investment operations	1.75		3.87	5.40	(13.08)	1.89	4.95

Less Distributions
Distributions from net investment income	(0.50)		(0.47)	(0.63)	(0.61)	(0.39)	(0.70)
Distributions from net realized capital gains	(0.18)		0.00	(0.47)	(1.30)	(0.76)	(1.19)

Total distributions	(0.68)		(0.47)	(1.10)	(1.91)	(1.15)	(1.89)

Net Asset Value, End of Period	$30.78		$29.71	$26.31	$22.01	$37.00	$36.26

Total Return (%)	5.90	(b)	14.82	26.24	(37.10)	5.23	15.46
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27	(c)	0.27	0.28	0.29	0.29	0.31
Net ratio of expenses to average net assets (%) (d)	0.26	(c)	0.27	0.27	0.28	0.28	0.30
Ratio of net investment income to average net assets (%)	1.73	(c)	1.82	2.13	2.10	1.69	1.63
Portfolio turnover rate (%)	11	(c)	12	23	13	12	9
Net assets, end of period (in millions)	$3,215.92		$3,158.39	$2,976.54	$2,739.61	$4,733.15	$4,125.10

(a)	Per share amount is based on average shares outstanding during the period.
(b)	Periods less than one year are not computed on an annualized basis.
(c)	Computed on an annualized basis.
(d)	Net ratio of expenses to average net assets includes the effect of management fee waivers as detailed in the Notes to Financial Statements.

Appendix C

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of the Batterymarch Portfolio and the Index Portfolio as of June 30, 2011, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Batterymarch Portfolio by the Index Portfolio at net asset value as of that date.

	Batterymarch Portfolio	Index Portfolio	Pro Forma Adjustments		Index Portfolio Pro Forma Combined(1)
Class A
Net asset value	$264,529,941	$3,215,921,947	—		$3,480,451,888
Shares outstanding	15,593,775	104,492,427	(6,998,611	)(a)	113,087,591
Net asset value per share	$16.96	$30.78	—		$30.78

Class B
Net asset value	—	$1,518,775,606	—		$1,518,775,606
Shares outstanding	—	50,736,155	—		50,736,155
Net asset value per share	—	$29.93	—		$29.93

Class D
Net asset value	—	$343,683,649	—		$343,683,649
Shares outstanding	—	11,191,701	—		11,191,701
Net asset value per share	—	$30.71	—		$30.71

Class E
Net asset value	—	$166,193,799	—		$166,193,799
Shares outstanding	—	5,426,010	—		5,426,010
Net asset value per share	—	$30.63	—		$30.63

(1)	Assumes the Reorganization was consummated on June 30, 2011 and is for informational purposes only. No assurance can be given as to how many shares of the Index Portfolio will be received by the shareholders of the Batterymarch Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Index Portfolio that actually will be received on or after such date.

(a)	Reflects change in shares outstanding due to the issuance of Class A shares of the Index Portfolio in exchange for Class A shares of the Batterymarch Portfolio based upon the net asset value of the Index Portfolio’s Class A shares at June 30, 2011.

VOTING OPTIONS: VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope VOTE IN PERSON Attend Shareholder Meeting 501 Boylston Street Boston MA 02116 on February 24, 2012 Please detach at perforation before mailing. PROXY MET INVESTORS SERIES TRUST PROXY BATTERYMARCH GROWTH AND INCOME PORTFOLIO Special Meeting of Shareholders – February 24, 2012 KNOW ALL MEN BY THESE PRESENTS that the undersigned shareholder(s) of the Batterymarch Growth Fund and Income Portfolio (the “Batterymarch Portfolio”) of Met Investors Series Trust (the “Trust”) hereby appoints Elizabeth M. Forget, Paul G. Cellupica, John E. Connolly, Jr. and Michael P. Lawlor, or any one of them true and lawful attorneys with power of substitution of each, to vote all shares which the undersigned is entitled to vote, at the Special Meeting of Shareholders of the Portfolio to be held on February 24, 2012, at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, at 10:00 a.m. Eastern Time, and at any adjournment thereof (“Special Meeting”), as follows: THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF THE TRUST SOLICITS YOUR PROXY AND RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503 999 9999 9999 999 1234 5678 Please sign exactly as your name appears at left. Joint owners each should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or authorized officer. If a partnership, please sign in partnership name by authorized person. Signature Signature of joint owner, if any             ,2012 Date MET_23175_112311A

YOUR VOTE IS VERY IMPORTANT! PLEASE SIGN, DATE AND RETURN THIS PROXY CARD IN THE ENCLOSED ENVELOPE TODAY Please detach at perforation before mailing. PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization providing for the sale of the assets of the Batterymarch Portfolio to, and the assumption of the liabilities of the Batterymarch Portfolio by, the MetLife Stock Index Portfolio (the “Index Portfolio”), a series of Metropolitan Series Fund, Inc., in exchange for Class A shares of the Index Portfolio and the distribution of such shares to the shareholders of the Batterymarch Portfolio in complete liquidation of the Batterymarch Portfolio. To consider and act upon any other matters that properly come before the Meeting and any adjourned or postponed session of the Meeting.

MET_23175_112311A

VOTING OPTIONS: VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours VOTE BY PHONE Call 1-xxx-xxx-xxxx Follow the recorded instructions available 24 hours VOTE BY MAIL Vote, sign and date this Voting Instruction Card and return in the postage-paid envelope VOTE IN PERSON Attend Shareholder Meeting 501 Boylston Street Boston MA 02116 on February 24, 2012 Please detach at perforation before mailing. VOTING INSTRUCTION MET INVESTORS SERIES TRUST VOTING INSTRUCTION BATTERYMARCH GROWTH AND INCOME PORTFOLIO Special Meeting of Shareholders – February 24, 2012 [Insurance Company Name Drop-In] The undersigned hereby instructs the above Insurance Company (the “Insurance Company”) to vote the shares of the Batterymarch Growth and Income Portfolio (the “Batterymarch Portfolio”), of Met Investors Series Trust (the “Trust”), as to which the undersigned is entitled to give instructions at the Special Meeting of Shareholders of the Portfolio to be held at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, at 10:00 a.m. Eastern Time on February 24, 2012, and at any adjournments thereof. The Insurance Company and the Board of Trustees of the Trust solicit your voting instructions and recommend that you instruct the Insurance Company to vote “FOR” the Proposal. The Insurance Company will vote the appropriate number of Portfolio shares pursuant to the instruction given. If no instruction is set forth on a returned form as to the Proposal, the Insurance Company will vote FOR the Proposal. Receipt of the Notice of Special Meeting and the related Prospectus/Proxy Statement is hereby acknowledged. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-xxx-xxx-xxxx 999 9999 9999 999 1234 5678 Please sign exactly as your name appears at left. Joint owners each should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or authorized officer. If a partnership, please sign in partnership name by authorized person. Signature Signature of joint owner, if any ,2012 Date MET_23175VI_112311A

YOUR VOTE IS VERY IMPORTANT! PLEASE SIGN, DATE AND RETURN THIS VOTING INSTRUCTION FORM IN THE ENCLOSED ENVELOPE TODAY Please detach at perforation before mailing. PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: FOR AGAINST ABSTAIN 1. To approve an Agreement and Plan of Reorganization providing for the sale of the assets of the Batterymarch Portfolio to, and the assumption of the liabilities of the Batterymarch Portfolio by, the MetLife Stock Index Portfolio (the “Index Portfolio”), a series of Metropolitan Series Fund, Inc., in exchange for Class A shares of the Index Portfolio and the distribution of such shares to the shareholders of the Batterymarch Portfolio in complete liquidation of the Batterymarch Portfolio. To consider and act upon any other matters that properly come before the Meeting and any adjourned or postponed session of the Meeting.

MET_23175VI_112311A

METROPOLITAN SERIES FUND, INC.

METLIFE STOCK INDEX PORTFOLIO

PART B

STATEMENT OF ADDITIONAL INFORMATION

            , 201

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of the Batterymarch Growth and Income Portfolio (the “Batterymarch Portfolio”), a series of Met Investors Series Trust (the “Trust”), with and into the MetLife Stock Index Portfolio (the “Index Portfolio”), a series of Metropolitan Series Fund, Inc. (the “Fund”).

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated             , 201     (the “Prospectus/Proxy Statement”) of the Index Portfolio which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of the Batterymarch Portfolio in exchange for Class A shares of the Index Portfolio and the assumption by the Index Portfolio of the liabilities of the Batterymarch Portfolio. The Batterymarch Portfolio would distribute the Index Portfolio shares it receives to its shareholders in complete liquidation of the Batterymarch Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon request and without charge by writing to the Fund at 501 Boylston Street, Boston, Massachusetts 02116, or by calling 1-800-638-7732.

Page
Additional Information About the Index Portfolio	2
Financial Statements	2
Incorporation by Reference	2
Unaudited Pro Forma Combined Financial Statements	2

1

I.	Additional Information About the Index Portfolio

This SAI is accompanied by the information concerning the Index Portfolio in the Statement of Additional Information for the Fund dated May 1, 2011, as supplemented, which was filed electronically with the SEC and is incorporated by reference herein.

II.	Financial Statements

A.	Incorporation by Reference

This SAI is accompanied by each of the following documents, each of which was filed electronically with the SEC and is incorporated by reference herein:

1.	Audited financial statements, including any notes thereto, and the Independent registered public accounting firm’s report thereon, relating to the Index Portfolio, which are included in the Fund’s Annual Report for the year ended December 31, 2010, as filed with the SEC on March 3, 2011 on Form N-CSR.

2.	Unaudited financial statements, including any notes thereto, relating to the Index Portfolio, which are included in the Fund’s Semiannual Report for the six-month period ended June 30, 2011, as filed with the SEC on August 24, 2011 on Form N-CSRS.

3.	Audited financial statements, including any notes thereto, and the Independent registered public accounting firm’s report thereon, relating to the Batterymarch Portfolio, which are included in the Trust’s Annual Report for the year ended December 31, 2010, as filed with the SEC on March 4, 2011 on Form N-CSR.

4.	Unaudited financial statements, including any notes thereto, relating to the Batterymarch Portfolio, which are included in the Trust’s Semiannual Report for the six-month period ended June 30, 2011, as filed with the SEC on September 6, 2011 on Form N-CSRS.

B.	Unaudited Pro Forma Combined Financial Statements

As of October 31, 2011, the Batterymarch Portfolio’s net asset value did not exceed 10% of the Index Portfolio’s net asset value. Accordingly, no pro forma combined financial statements have been included in this SAI.

2

METROPOLITAN SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law (“MGCL”) and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director’s act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

Notwithstanding the foregoing, Article V of the Registrant’s By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

See Section 12 of the Registrant’s Distribution Agreement, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

See Section 14 of the Registrant’s Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement, filed on April 29, 2004.

The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1) (a)	Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(b)	Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(c)	Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(d)	Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(e)	Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(f)	Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(g)	Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(h)	Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed on December 18, 1996.

(i)	Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on January 11, 1999.

(j)	Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on April 6, 2000.

(k)	Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on November 30, 2000.

(l)	Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(m)	Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(n)	Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(o)	Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(p)	Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(q)	Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(r)	Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(s)	Articles Supplementary of Registrant, dated May 12, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on February 10, 2006.

(t)	Articles Supplementary of Registrant, dated December 13, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on February 10, 2006.

(u)	Articles Supplementary of Registrant, dated February 3, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 28, 2006.

(v)	Articles Supplementary of Registrant, dated February 8, 2007, are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on April 27, 2007.

(w)	Articles Supplementary of Registrant, dated February 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed on April 25, 2008.

(x)	Articles Supplementary of Registrant, dated September 1, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed on October 29, 2008.

(y)	Articles Supplementary of Registrant, dated February 25, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(z)	Articles Supplementary of Registrant, dated April 30, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(aa)	Articles Supplementary of Registrant, dated May 4, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(bb)	Articles Supplementary of Registrant, dated May 4, 2009 are incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(cc)	Articles Supplementary of Registrant, dated April 23, 2010, are incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on April 29, 2011.

(dd)	Articles Supplementary of Registrant, dated April 29, 2010, are incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on April 29, 2011.

(ee)	Articles Supplementary of Registrant, dated September 22, 2010, are incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on April 29, 2011.

(ff)	Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(gg)	Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(hh)	Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on October 6, 1998.

(ii)	Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(jj)	Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on January 19, 2000.

(kk)	Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on April 4, 2001.

(ll)	Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(mm)	Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on April 30, 2003.

(nn)	Articles of Amendment, dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(oo)	Articles of Amendment, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 29, 2004.

(pp)	Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post Effective Amendment No. 41 to the Registrant’s Registration Statement filed on April 29, 2005.

(qq)	Articles of Amendment, dated April 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on February 10, 2006.

(rr)	Articles of Amendment, dated April 25, 2006, are incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement filed on April 28, 2006.

(ss)	Articles of Amendment, dated September 29, 2006, are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on April 27, 2007.

(tt)	Articles of Amendment, dated November 15, 2007, are incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed on April 25, 2008.

(uu)	Articles of Amendment, dated August 14, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed on October 29, 2008.

(vv)	Articles of Amendment, dated November 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(ww)	Articles of Amendment, dated November January 19, 2010, are incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement filed on April 30, 2010.

(2) (a)	By-Laws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(b)	Amendment to By-Laws, dated April 24, 1997, are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement filed on April 2, 1998.

(c)	Amended and Restated By-Laws, dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 4, 2004.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof) by and between (i) the Fund, on behalf of the MetLife Stock Index Portfolio, a series of the Fund, and (ii) the Trust, on behalf of the Batterymarch Growth and Income Portfolio, a series of the Trust.*

(5)	None.

(6) (a)(1)	Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(a)(2)	Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(a)(3)	Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(a)(4)	Advisory Agreement relating to Artio International Stock Portfolio (formerly, Julius Baer International Stock Portfolio, and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(a)(5)	Investment Management Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(a)(6)	Investment Management Agreement relating to Neuberger Berman Partners Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(a)(7)	Investment Management Agreement relating to Oppenheimer Global Equity Portfolio (formerly, Scudder Global Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(8)	Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(a)(9)	Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(10)	Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(11)	Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(a)(12)	Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(a)(13)	Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(14)	Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(15)	Investment Management Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(16)	Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(b)(1)	Subadvisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(2)	Subadvisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(3)	Subadvisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(b)(4)	Subadvisory Agreement relating to Artio International Stock Portfolio (formerly, Julius Baer International Stock Portfolio, and prior to that, FI International Stock Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(5)	Subadvisory Agreement relating to MFS Value Porfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(b)(6)	Subadvisory Agreement relating to Neuberger Berman Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(b)(7)	Sub-Investment Management Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(8)	Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(9)	Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(10)	Sub-Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(11)	Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(12)	Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(13)	Sub-Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(14)	Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(15)	Subadvisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(b)(16)	Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(c)(1)	Advisory Agreement relating to BlackRock Money Market Portfolio (formerly, State Street Research Money Market Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(c)(2)	Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(c)(3)	Advisory Agreement relating to Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(c)(4)	Advisory Agreement relating to BlackRock Bond Income Portfolio (formerly, State Street Research Bond Income Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(c)(5)	Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 42 to this Registration Statement filed on February 10, 2006.

(c)(6)	Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(c)(7)	Advisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(c)(8)	Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(c)(9)	Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(c)(10)	Advisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(c)(11)	Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to this Registration Statement filed on January 17, 2003.

(c)(12)	Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio (formerly, State Street Research Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(c)(13)	Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(c)(14)	Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(c)(15)	Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(c)(16)	Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(c)(17)	Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(c)(18)	Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 50 to this Registration Statement filed on October 29, 2008.

(d)(1)	Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(2)	Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(3)	Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(4)	Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(5)	Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(6)	Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(7)	Subadvisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(8)	Subadvisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(9)	Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(10)	Subadvisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(11)	Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(12)	Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(13)	Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement filed on February 5, 2009.

(7)	Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(8)	None.

(9) (a)	Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(b)	Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(c)	Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(d)	Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company’s Registration Statement filed on January 29, 2002.

(e)	Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company’s Registration Statement filed on January 17, 2003.

(f)	Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on April 27, 2007.

(10) (a)	Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(b)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(11)	Opinion and consent of Foley & Lardner LLP with respect to the legality of the securities being registered.*

(12)	Opinion of Ropes & Gray LLP on tax matters and consequences to shareholders.**

(13) (a)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(b)	Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(c)	Licensing Agreements relating to Morgan Stanley EAFE Index, Russell 2000 Index and Barclay’s Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

(d)	Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(e)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(f)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(g)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and General American Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(i)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(j)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(k)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(l)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Tower Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(m)	Amendment to Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(n)	Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 58 to the Company’s Registration Statement filed on April 29, 2011.

(14)	Consent of Deloitte & Touche LLP.*

(15)	None.

(16)	Powers of Attorney.*

(17)	None.

*	Filed herewith.
**	To be filed by amendment.

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company’s Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company’s Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)	The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in the Company’s Registration Statement within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 23rd day of November, 2011.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget*
Name:	Elizabeth M. Forget
Title:	President

As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Elizabeth M. Forget*	Chairman of the Board, Chief Executive Officer, President and Director	November 23, 2011

Elizabeth M. Forget

/s/ Steve A. Garban*	Director	November 23, 2011

Steve A. Garban

/s/ Nancy Hawthorne*		November 23, 2011

Nancy Hawthorne	Director

/s/ John T. Ludes*		November 23, 2011

John T. Ludes	Director

/s/ Keith M. Schappert*		November 23, 2011

Keith M. Schappert	Director

/s/ Michael S. Scott Morton*		November 23, 2011

Michael S. Scott Morton	Director

/s/ Linda B. Strumpf*		November 23, 2011

Linda B. Strumpf	Director

/s/ Arthur G. Typermass*		November 23, 2011

Arthur G. Typermass	Director

/s/ Dawn M. Vroegop*		November 23, 2011

Dawn M. Vroegop	Director

/s/ Peter H. Duffy		November 23, 2011

Peter H. Duffy	Treasurer, Principal Financial and Accounting Officer

*By:	/s/ Michael P. Lawlor
Michael P. Lawlor
Attorney-In-Fact Date: _November 23, 2011

Exhibit Index

Exhibit	Item

(4)	Form of Agreement and Plan of Reorganization.
(11)	Opinion and consent of Foley & Lardner LLP with respect to the legality of the securities being registered.
(14)	Consent of Deloitte & Touche LLP.
(16)	Powers of attorney.